SHARE CAPITAL	12 Months Ended
Dec. 31, 2012
SHARE CAPITAL [Abstract]
SHARE CAPITAL
NOTE 12:-        SHARE CAPITAL

a.
The Company's common stock is quoted under the ticker symbol "SPCBF" on the OTCQB Market , which operates an electronic quotation service for securities traded over-the-counter.

On May, 14 2007 a 1 for 5.88235 reverse split of the Company's ordinary shares became effective. Pursuant to this reverse share split, each 5.88235 ordinary shares of NIS 0.01 par value became 1 ordinary share of NIS 0.0588235 par value.

b.	During 2010, the Company increased its authorized share capital to 12,235,288 ordinary shares.

c.
During 2011, 70,588 ordinary shares, were issued as settlement of  liabilities to an officer in an aggregate amount of  $51. Regarding ordinary shares that were issued during 2011 and 2012, as a part of  debt to equity conversion , see Note 1.

d.	Shareholders' rights:

The ordinary shares confer upon the holders the right to receive notice to participate and vote in the general meetings of the Company, and the right to receive dividends, if declared.

e.	Stock options:

1.
In 2003, the Company adopted a stock option plan under which the Company issues stock options (the "Option Plan"). The Option Plan is intended to provide incentives to the Company's employees, officers, directors and/or consultants by providing them with the opportunity to purchase ordinary shares of the Company. Subject to the provisions of the Israeli Companies Law, the Option Plan is administered by the Compensation Committee, and is designed: (i) to comply with Section 102 of the Israeli Tax Ordinance or any provision which may amend or replace it and the rules promulgated thereunder and to enable the Company and grantees thereunder to benefit from Section 102 of the Israeli Tax Ordinance and the Commissioner's Rules; and (ii) to enable the Company to grant options and issue shares outside the context of Section 102 of the Israeli Tax Ordinance. Options granted under the Option Plan are exercisable ratably over a period of three to five years or immediately in certain circumstances, commencing with the date of grant. The options generally expire no later than 10 years from the date of grant. Any options which are forfeited or canceled before expiration become available for future grants.

On June 27, 2007, the Compensation Committee and board of directors of the Company approved a new option plan under which the Company may grant stock options to U.S. employees of the Company and its subsidiaries. Under this new option plan, the Company may grant both qualified (for preferential tax treatment) and non-qualified stock options. On August 15, 2007, the new option plan was approved by the shareholders of the Company at the general shareholders meeting.

2.
During 2010 no options were granted.

On August 9, 2011, the Company issued options to purchase up to 35,294 shares to a former officer of the Company as part of his employment agreement. The options (the fair value of which was estimated at $6) have an exercise price of $0.47, vested immediately and will expire after five years.

On August 11, 2011, the Company issued options to purchase up to 70,588 shares to a former officer of the Company as part of the extinguishment of liabilities (see Note 1d). The options (the fair value of which was estimated at $36, based on the Company's share market price at the date the extinguishment was determined) have an exercise price of nil, vested immediately and expired on December 31, 2012.

On August 24, 2011, the Company issued options to purchase up to 90,588 shares to several employees of the Company. The options (the fair value of which was estimated at $18) have an exercise price of $0.85. Of such options, 36,471 options vested on January 1, 2012 and the remaining 54,118 will vest on January 1, 2013. The options will expire after ten years.

During 2012 no options were granted.

3.	A summary of the Company's stock option activity and related information is as follows:

	Year ended December 31
	2012		2011		2010
	Number of options	Weighted average exercise price	Number of options	Weighted average exercise price	Number of options	Weighted average exercise price
		$		$		$
Outstanding at Beginning of year	509,143	3.36	330,404	5.23	350,394	5.70
Granted	-	-	196,470	0.47	-	-
Exercised	(80,499)	0.00	(2,354)	0.09	(2,590)	0.07
Canceled and forfeited	(299,692)	6.84	(15,377)	7.40	(17,400)	14.96
Outstanding at end of year	128,952	4.12	509,143	3.36	330,404	5.23
Exercisable at end of year	92,482	5.40	418,554	3.91	330,404	5.23

The weighted average fair value of options granted during the reported periods (excluding 70,588 options granted in 2011 as part of the extinguishment of liabilities) was $0.21 per option for the year ended December 31, 2011. In 2010 and 2012 no options were granted.

The fair value of these options was estimated on the date of grant using the Black & Scholes option pricing model. The following weighted average assumptions were used for the 2011 grants: risk-free rate of 0.76%, dividend yield of 0%, expected volatility factor of 176.54% and expected term of 4.64 years.

The expected volatility was based on the historical volatility of the Company's stock. The expected term was based on the historical experience and based on Management estimate.

Compensation expenses recognized by the Company related to its share-based employee compensation awards were $7, $10, and $14 for the years ended December 31, 2012, 2011 and 2010, respectively.

The following table summarizes the allocation of the stock-based compensation charge:

	Year ended December 31,
	2012	2011	2010
	$	$	$

Cost of revenues	1.5	2	3
Research and development expenses	4	5	2
Selling and marketing expenses	-	-	3
General and administrative expenses	1.5	3	6

	7	10	14

3.	The options outstanding and exercisable as of December 31, 2012, have been separated into ranges of exercise prices as follows:

Range of exercise price	Options outstanding as of December 31, 2012	Weighted average remaining contractual life (years)	Weighted average exercise price	Aggregate intrinsic value	Options exercisable as of December 31, 2012	Weighted average exercise price	Aggregate intrinsic value
$

0.00 - $ 0.85	104,940	6.74	0.64	-	68,470	0.55	-

10.50 - $ 14.37	3,400	1.24	13.01	-	3,400	13.10	-
17.51 - $ 19.72	9,976	3.94	18.87	-	9,976	18.87	-
21.25 - $ 22.27	10,635	2.08	21.68	-	10,635	21.68	-

	128,951		4.12		92,481	5.40

The total intrinsic value of options exercised during the years ended December 31, 2012,  2011 and 2010 was $0, $1, and $1, respectively, based on the Company's average stock price of $ 0.60, $0.43, and $0.60, during the years ended on those dates, respectively.

A summary of the status of the non-vested options granted to employees as of December 31, 2012 and changes during the year ended December 31, 2012 is presented below:

	Options	Weighted-average grant-date fair value

Non-vested at January 1, 2012	90,588	$0.21
Granted
Vested (including cancelled and exercised)	(54,117)	0.21
Forfeited	-	-
Non-vested at December 31, 2012	36,471	$0.21

As of December 31, 2012, there was $3 of unrecognized compensation cost related to non-vested share-based compensation arrangements granted under the stock option plans.

f.	Private placements and warrants:

1.
During 2010, warrants to acquire up to 414,115 shares were granted, of which 130,317 warrants, with an exercise price of $0.64 per share were granted to an investor as a part of private placement (see 4 below) and 283,798 warrants, with an exercise price of $nil per share were granted to certain creditors as part of the extinguishments of liabilities (see Note 1d). The fair market value of the warrants granted under the debt extinguishment is $147, based on the market price of the Company's shares at the date when the extinguishment was determined.

During 2011, warrants to purchase up to 254,558 shares with an exercise price of $ nil per share were granted to certain creditors as part of the extinguishments of liabilities (see Note 1d). The fair market value of the warrants granted is $143, based on the market price of the Company's share s at the date when the extinguishment was determined.

During 2012, warrants to purchase up to 325,754 shares with an exercise price of $nil per share were granted to certain creditors as part of the extinguishments of liabilities (see Note 1d). The fair market value of the warrants granted is $124, based on the market price of the Company's share s at the date when the extinguishment was determined.

2.
A summary of the Company's warrants activity to consultants and investors (including warrants issued in connection with convertible bonds and extinguishment of liabilities) and related information is as follows:

	Year ended December 31,
	2012		2011		2010
	Number of warrants	Weighted average exercise price	Number of warrants	Weighted average exercise price(*)	Number of warrants	Weighted average exercise price
	-		$-		$-	$
Outstanding at beginning of year	706,555	1.53	507,530	1.53	154,990	11.48
Granted	325,754	0.00	254,558	0.00	414,115	0.21
Exercised	(167,719)	1.74	-	-	-	-
Canceled and forfeited	-	-	(55,533)	5.27	(61,575)	15.00
Outstanding at end of year	864,590	0.55	706,555	0.68	507,530	1.53
Exercisable at end of year	864,590	0.55	706,555	0.68	507,530	1.53

(*)	The weighted average exercise price is after re-pricing the exercise price related to the convertible bond holders.

The warrants to consultants and investors (including warrants issued in connection with the convertible bonds and extinguishment of liabilities), outstanding and exercisable as of December 31, 2012, have been separated into ranges of exercise prices as follows:

Range of exercise price	Warrants outstanding and exercisable as of December 31, 2012	Weighted average remaining contractual life (years)	Weighted average exercise price	Aggregate intrinsic value
	-		$	$

$ 0.00	696,390	0.23	0.00	266
$ 0.64 - $ 2.76	149,140	2.05	0.89	-
$ 10.63 - $ 15.00	4,706	0.38	14.37	-
$ 18.79 - $ 20.61	14,353	1.07	20.06	-

	864,589		0.55

3.
The fair value of all the warrants granted as described above was measured based on the fair value of the instruments issued on the date of grant, since, based on the opinion of the Company's  management, such measurement is more reliable than the fair value of services.

4.
On March 22, 2010, the Company entered into a subscription agreement with a private investor, Mr. Yitzchak Babayov (the "Investor"), pursuant to which at a March 23, 2010 closing, the Company issued 361,991 of its ordinary shares (the "Transaction Shares") in consideration of a cash payment of $200.

Concurrent with the execution of the subscription agreement, the Company and the Investor entered into a warrant agreement pursuant to which the Investor received a warrant  to purchase up to 130,317 ordinary shares of the Company at an exercise price of $0.64 per share. The warrant has a term of five (5) years and contains standard adjustments for stock dividends, stock splits, reclassification and similar events. The Company's shareholders approved and ratified the terms of the transaction with the Investor at the annual general meeting held on September 12, 2010. The approval of the transaction, which provided the Investor with the ability to acquire more than twenty five percent (25%) of the Company's issued and outstanding shares as of the date of the agreement, exempted such acquisition from the Israeli tender offer requirements

The Transaction Shares and the ordinary shares issuable upon the exercise of the warrant have not been registered under the Securities Act and may not be offered or sold except pursuant to an effective registration statement or an applicable exemption from the registration requirements of the Securities Act.

g.	Dividends:

No dividends were declared in the reported periods. In the event that cash dividends are declared in the future, such dividends will be paid in NIS. The Company does not intend to distribute cash dividends in the foreseeable future.

h.	Convertible bonds and warrants issued to the convertible bond holders - see Note 11.